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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:
                                              --------

     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.
Address: 135 E 57th Street, 23rd Floor
         New York, NY 10022

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Guacci
Title: Chief Financial Officer
Phone: (212)399-8982

Signature, Place, and Date of Signing:

/s/ Vincent Guacci     New York, NY   May 14, 2008
-------------------   -------------   ------------
   [Signature]        [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total:  $202,679
                                        (thousands)

List of Other Included Managers: None

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                           Form 13F Information Table

                                       TITLE OF             VALUE      SHRSOR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                          CLASS    CUSIP     (x$lOOO)  PRN AMOUNT PRN CALL DISCRECTION MANAGERS    SOLE   SHARED NONE
-------------------------------------- -------- --------- ---------- ---------- --- ---- ----------- -------- --------- ------ ----
ICICI BANK LIMITED SPONS ADR             COM    45104G104 34,371,000    900,000  SH          SOLE               900,000
MELCO PBL ENTERTAINMENT LTD ADR CMN      COM    585464100 30,119,000  2,646,630  SH          SOLE             2,646,630
SUNTECH POWER HOLDINGS CO LTD. ADR CMN   COM    86800C104 67,034,000  1,652,700  SH          SOLE             1,652,700
THE9 LIMITED ADR CMN                     COM    88337KI04 29,336,000  1,431,038  SH          SOLE             1,431,038
3SBIO INC. SPONSORED ADR CMN             COM    88575Y105 12,197,000  1,395,519  SH          SOLE             1,395,519
QIAO XING MOBILE COMMUNICATION COMPANY
LIMITED                                  COM    G73031109  7,677,000  1,277,433  SH          SOLE             1,277,433
SINOVAC BIOTECH CO., LTD. CMN            COM    P8696W104 21,945,000  6,028,803  SH          SOLE             6,028,803